Share-Based Compensation (Option Activity) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Beginning Balance	745,259	289,367
Granted	564,000	650,000
Exercised		0
Forfeited	(59,726)
Ending Balance	1,249,533	745,259	289,367
Weighted Average Exercise Price
Beginning Balance	$ 12.34	$ 14.77
Granted	7.18	10.20
Exercised		0.00
Forfeited	13.39
Ending Balance	$ 10.34	$ 12.34	$ 14.77
Remaining Average Contractual Term (Year) and Aggregate Intrinsic Value
Weighted Average Remaining Contractual Term (Years)	4 years 10 months 24 days	4 years 4 months 24 days	8 months 12 days